DERIVATIVE FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS
The partnership's activities expose it to a variety of financial risks, including market risk (currency risk, interest rate risk, commodity risk and other price risks), credit risk and liquidity risk. The partnership and its subsidiaries selectively use derivative financial instruments principally to manage these risks.
The aggregate notional amounts of the partnership's derivative positions were as follows as at:

(US$ MILLIONS)	June 30, 2018	December 31, 2017
Total foreign exchange contracts (1)	$1,597	$1,243
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(1)	Notional amounts are presented on a net basis for those derivative instruments that are offset.
The increase in the notional amounts of the foreign exchange contracts is primarily attributable to an increase in the notional amounts of net investment hedges covering our facilities management business, returnable plastic packaging business, and energy business.